Revenue And Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Revenue and other Operating Income [Abstract]
Summary Of The Groups' Revenue From Contracts With Customers
Revenue from contracts with customers
Disaggregated revenue
The following table summarizes the Groups’ revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers (in thousands):

	2022	2021	2020
Product revenue (point in time revenue recognition)	24,836	—	—
License revenue (point in time revenue recognition)	424	1,453	24,067
Research and development and other service revenue (over time revenue recognition)	57,769	35,319	42,549

	83,029	36,772	66,616

Summary Of Reconciliation Of Contract Assets And Contract Liabilities	Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below (in thousands):

	Contract Assets	Contract Liabilities
31 December 2020	34,724	53,066
Contract asset additions	21,525	—
Amounts transferred to trade receivables	(36,811)	—
Customer prepayments	—	34,577
Revenue recognized	—	(13,107)

31 December 2021	19,438	74,536

Contract asset additions	29,823	—
Amounts transferred to trade receivables	(19,690)	—
Customer prepayments	—	46,127
Revenue recognized	—	(26,782)
Foreign currency adjustment	(915)	51

31 December 2022	28,656	93,932